5 Risk management (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management
Total borrowings and financing (Note 17)	R$ 17,258,624	R$ 13,244,709	R$ 13,152,796	R$ 12,100,966
Cash and cash equivalents (Note 7)	(396,401)	(2,253,210)	(3,029,191)	(2,283,047)
Financial investments (Note 8)	(3,411,146)	0
Net debt	13,451,077	10,991,499
Total equity	22,793,704	21,635,783	R$ 19,551,688	R$ 17,513,009
Total capital (shareholders + providers of capital)	R$ 36,244,781	R$ 32,627,282
Leverage ratio	37.00%	34.00%